Assets and Disposal Groups Held For Sale	12 Months Ended
Mar. 31, 2018
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Assets and Disposal Groups Held For Sale
50	ASSETS AND DISPOSAL GROUPS HELD FOR SALE

The table below shows non-current assets and disposal groups held for sale at March 31, 2018 and 2017.

	At March 31,
	2018		2017
	(In millions)
Assets held for sale:
Loans and advances(1)	¥3,010,314		¥—
Property, plant and equipment	1,435,637		300
Intangible assets	179,358		—
All other assets	1,026,641		134,007

Total	5,651,950	(2)	134,307	(3)

Liabilities directly associated with the assets held for sale:
Borrowings	1,631,681		—
Debt securities in issue	1,422,402		—
All other liabilities	562,858		27,665

Total	¥3,616,941	(2)	¥27,665	(3)

(1)	The balance in Loans and advances mainly consists of lease financing.
(2)	The assets and liabilities of SMFL were classified as held for sale during the fiscal year ended March 31, 2018.
(3)	The comparative amounts of “Assets held for sale” and “Liabilities directly associated with the assets held for sale” have been reclassified from “Other assets” and “Other liabilities”, respectively, to conform to the current presentation.

Other reserves relating to non-current assets and disposal groups held for sale at March 31, 2018 and 2017 were ¥52,146 million and nil, respectively.

Reorganization of joint leasing partnership

On November 6, 2017, the SMBC Group announced that it had entered into a basic agreement with Sumitomo Corporation (“Sumitomo Corp”) concerning the reorganization of its joint leasing partnership, subject to the approval of foreign and domestic regulatory authorities. The final agreement regarding the reorganization was concluded on March 30, 2018 and in this reorganization, the Company will reduce its equity interest in SMFL from 60% to 50% and Sumitomo Corp will increase its equity interest in SMFL from 40% to 50%. As a result, SMFL will cease to be the Company’s consolidated subsidiary and will become its joint venture.

Based on the facts and circumstances, the SMBC Group determined that the reorganization within one year is considered highly probable and therefore the assets and liabilities of SMFL were classified as held for sale during the fiscal year ended March 31, 2018.